March 10, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

ATTN.: Ms. Patsy Mengiste
       Document Control - EDGAR

RE:    Seligman Global Fund Series, Inc.
          Seligman Emerging Markets Fund
          Seligman Global Growth Fund
          Seligman International Growth Fund
       Preliminary Proxy Statement

Dear Ms. Mengiste:

Registrant is filing a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 to address the following issues at a special meeting of shareholders to be held June 2, 2009:

8. To approve a policy authorizing RiverSource Investments, LLC, with the approval of the Board of Directors, to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval.

9. To approve a policy authorizing RiverSource Investments, LLC, with the approval of the Board of Directors, to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval.

10. To approve a policy authorizing RiverSource Investments, LLC, with the approval of the Board of Directors, to enter into and materially amend a subadvisory agreement, without obtaining shareholder approval.

This proxy statement also serves as a combined proxy statement/prospectus filed as Part A of Form N-14 for the following proposed reorganizations:

PROPOSAL                     BUYING FUND                                       SELLING FUND
--------                     -----------                                       ------------
    1      RiverSource Diversified Bond Fund, a series of    Seligman Core Fixed Income Fund, Inc.
           RiverSource Diversified Income Series, Inc.

    2      Threadneedle Emerging Markets Fund, a series of   Seligman Emerging Markets Fund, a series of
           RiverSource Global Series, Inc.                   Seligman Global Fund Series, Inc.

    3      Threadneedle Global Equity Fund, a series of      Seligman Global Growth Fund, a series of
           RiverSource Global Series, Inc.                   Seligman Global Fund Series, Inc.

    4      RiverSource High Yield Bond Fund, a series of     Seligman High-Yield Fund, a series of Seligman
           RiverSource High Yield Income Series, Inc.        High Income Fund Series

    5      RiverSource Balanced Fund, a series of            Seligman Income and Growth Fund, Inc.
           RiverSource Investment Series, Inc.

PROPOSAL                     BUYING FUND                                       SELLING FUND
--------                     -----------                                       ------------
    6      RiverSource Partners International Select         Seligman International Growth Fund, a series of
           Growth Fund, a series of RiverSource              Seligman Global Fund Series, Inc.
           International Managers Series, Inc.

    7      RiverSource Short Duration U.S. Government        Seligman U.S. Government Securities Fund, a
           Fund, a series of RiverSource Government Income   series of Seligman High Income Fund Series
           Series, Inc.

Each respective Buying Fund registrant has filed a registration statement on Form N-14 on or about February 27, 2009 and contains an identical proxy statement/prospectus as is filed here.

If you have any questions regarding this filing, please contact Christopher O. Petersen at 612-671-4321 or Andrew Kirn at 612-678-9052.

Sincerely,


/s/ Scott R. Plummer
---------------------------------------------
Scott R. Plummer
Vice President, General Counsel and Secretary
Seligman Global Fund Series, Inc.